Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term borrowings		$ 9,085,684	$ 7,972,764
Short-term loans from financial institutions other than banks [Member]
Short-Term Debt [Line Items]
Short-term borrowings	[1]	2,298,396
Short-term loans from banks [Member]
Short-Term Debt [Line Items]
Short-term borrowings	[2]	$ 6,787,288	$ 7,972,764

[1]	During the six months ended June 30, 2025, the Company entered into loan agreements with one financial institution, pursuant to which the Company borrowed approximately $3.0 million from the financial institution with maturity dates through June 2026. The borrowings bore interest rates of 9% per annum. For the six months ended June 30, 2025, the Company repaid borrowings of $0.7 million to the financial institution.
[2]	During the six months ended June 30, 2025 and 2024, the Company borrowed $11.4 million and $18.9 million from a bank, respectively, with maturity dates due through August 2025. In August 2025, the maturity dates were extended to August 2026 under the same terms. The borrowings bore interest rates ranging between 3.5% and 7.0% per annum. For the six months ended June 30, 2025 and 2024, the Company repaid borrowings of $12.5 million and $18.7 million, respectively. The short-term loans were pledged by the accounts receivables due from customers. During the six months ended June 30, 2024, the Company entered into loan agreements with another bank. Pursuant to the loan agreements, the Company borrowed $4.9 million from the bank. In May 2025, the maturity dates were extended to February 2026 under the same terms. The borrowings bore interest rates ranging between 5.8% and 6.1% per annum. For the six months ended June 30, 2024, the Company did not repay the borrowings. For the six months ended June 30, 2025, the Company did not borrow from or repay to the bank.